Cash - Reconciliation of liabilities (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of liabilities from financing activities
Opening balance	kr 739,195	kr 222,806
Cash - Flow	199,651	480,870
Non-Cash-Items	40,287	35,519
Closing balance	979,133	739,195
Lease liabilities
Reconciliation of liabilities from financing activities
Opening balance	26,165	33,642
Cash - Flow	(12,134)	(9,615)
Non-Cash-Items	25,594	2,138
Closing balance	39,625	26,165
Non-current interesting-bearing liabilities
Reconciliation of liabilities from financing activities
Opening balance	713,030	189,164
Cash - Flow	211,785	490,485
Non-Cash-Items	14,693	33,381
Closing balance	kr 939,508	kr 713,030